Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 29, 2012
Change in Carrying Amount of Goodwill

The change in the carrying amount of goodwill is as follows:

In thousands	Scholastic	Memory Book	Marketing and Publishing Services	Total
Balance at December 31, 2011	$309,878	$391,178	$282,058	$983,114
Goodwill additions during the period	—	—	—	—
Impairment of goodwill	(8,900)	—	(55,317)	(64,217)
Currency translation	49	—	—	49

Balance at December 29, 2012	$301,027	$391,178	$226,741	$918,946

Schedule of Information Regarding Other Intangible Assets

Information regarding other intangible assets as of December 29, 2012 and December 31, 2011 is as follows:

		2012			2011
In thousands	Estimated useful life	Gross carrying amount	Accumulated amortization	Net	Gross carrying amount	Accumulated amortization	Net
School relationships	10 years	$330,000	$(311,034)	$18,966	$330,000	$(278,161)	$51,839
Internally developed software	2 to 5 years	8,600	(8,600)	—	9,800	(9,800)	—
Patented/unpatented technology	3 years	14,767	(12,102)	2,665	12,692	(11,670)	1,022
Customer relationships	4 to 40 years	159,969	(61,167)	98,802	158,339	(48,811)	109,528
Trademarks (definite lived)	20 years	489	(65)	424	471	(32)	439
Restrictive covenants	3 to 10 years	53,189	(34,203)	18,986	55,459	(31,373)	24,086

		567,014	(427,171)	139,843	566,761	(379,847)	186,914
Trademarks	Indefinite	261,480	—	261,480	261,480	—	261,480

		$828,494	$(427,171)	$401,323	$828,241	$(379,847)	$448,394